Pensions and Other Benefit Plans (Details 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Change in Plan Assets
Plan assets at fair value - end of year	$ 13,736	$ 13,433
Debt Instruments [Member]
Change in Plan Assets
Plan assets at fair value - end of year	1,116	1,167
Equity Securities [Member]
Change in Plan Assets
Plan assets at fair value - end of year	6,700	6,782
Commingled Funds [Member]
Change in Plan Assets
Plan assets at fair value - end of year	3,416	3,209
Insurance Contracts [Member]
Change in Plan Assets
Plan assets at fair value - end of year	25	29
Other Assets [Member]
Change in Plan Assets
Plan assets at fair value - end of year	99	242
Significant unobservable inputs Level 3 [Member]
Change in Plan Assets
Plan assets at fair value - beginning of year	183	160
Realized gains (losses)	4	(3)
Unrealized gains (losses)	(26)	6
Purchases, sales, issuances and settlements, net	(13)	20
Plan assets at fair value - end of year	148	183
Significant unobservable inputs Level 3 [Member] | Debt Instruments [Member]
Change in Plan Assets
Plan assets at fair value - beginning of year	13	5
Realized gains (losses)	0	(1)
Unrealized gains (losses)	1	1
Purchases, sales, issuances and settlements, net	(5)	8
Plan assets at fair value - end of year	9	13
Significant unobservable inputs Level 3 [Member] | Equity Securities [Member]
Change in Plan Assets
Plan assets at fair value - beginning of year	24	15
Realized gains (losses)	3
Unrealized gains (losses)	(2)	4
Purchases, sales, issuances and settlements, net	(9)	5
Plan assets at fair value - end of year	16	24
Significant unobservable inputs Level 3 [Member] | Commingled Funds [Member]
Change in Plan Assets
Plan assets at fair value - beginning of year	35	26
Unrealized gains (losses)	(6)	4
Purchases, sales, issuances and settlements, net	4	5
Plan assets at fair value - end of year	33	35
Significant unobservable inputs Level 3 [Member] | Insurance Contracts [Member]
Change in Plan Assets
Plan assets at fair value - beginning of year	29	32
Realized gains (losses)	1	(3)
Unrealized gains (losses)	(2)
Purchases, sales, issuances and settlements, net	(3)
Plan assets at fair value - end of year	25	29
Significant unobservable inputs Level 3 [Member] | Other Assets [Member]
Change in Plan Assets
Plan assets at fair value - beginning of year	82	82
Realized gains (losses)	0	1
Unrealized gains (losses)	(17)	(3)
Purchases, sales, issuances and settlements, net		2
Plan assets at fair value - end of year	$ 65	$ 82